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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK



                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 16, 2002

                         SUPPLEMENT TO THE PROSPECTUSES
                             DATED APRIL 2, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

             ISSUED BY RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                           ("GOLDENSELECT DVA PLUS/R/,
             GOLDENSELECT DVA PLUS/R/ FEATURING THE GALAXY VIP FUND
                       AND EMPIRE PRIMELITE PROSPECTUSES")

                          -----------------------------

You should keep this supplement with your Profile and Prospectus.

Effective October 2, 2002, please send all correspondence, including inquiries regarding your contract, premium payments, requests for Statement of Additional Information and any other communication regarding your contract to the following address:

         Customer Service Center
         P.O. Box 9271
         Des Moines, IA  50306-9271

The telephone number has not changed. The telephone number is (800) 963-9539.

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.

124597   ReliaStar Prospectuses                                        08/16/02